SUBSEQUENT EVENTS (Q1) (Details)					3 Months Ended
	Jun. 14, 2022 USD ($)	Jun. 09, 2022 USD ($) $ / shares shares	Apr. 14, 2022 USD ($)	Nov. 09, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Apr. 29, 2022 USD ($) $ / shares shares	Apr. 15, 2022 USD ($) shares	Feb. 28, 2022 USD ($)	Feb. 25, 2022 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Amended and Restated Merger Agreement [Abstract]
Enterprise value of business combination				$ 300,000,000
Equity value of business combination				$ 245,000,000
Approval of Business Combination [Abstract]
Share price (in dollars per share) | $ / shares												$ 2.59
Completion of Business Combination [Abstract]
Net proceeds					$ 7,000,000	$ 0
Common Stock Purchase Agreement [Abstract]
Par value (in dollars per share) | $ / shares					$ 0.001						$ 0.001	$ 0.001
Preferred Stock [Abstract]
Conversion rate					1						1
Convertible Notes [Member]
Convertible Notes [Abstract]
Aggregate principal					$ 7,000,000.0				$ 7,000,000.0
Maturity date of convertible notes					Sep. 30, 2022
Interest rate on convertible notes					15.00%				15.00%
Subsequent Event [Member]
Amended and Restated Merger Agreement [Abstract]
Enterprise value of business combination			$ 275,000,000
Equity value of business combination			$ 215,000,000
Percentage of reduction in valuation								8.00%
Completion of Business Combination [Abstract]
Convertible notes										$ 7,000,000.0
Preferred Stock [Abstract]
Conversion rate							1
Subsequent Event [Member] | Maximum [Member]
Amended and Restated Merger Agreement [Abstract]
Common stock allocated as bonus (in shares) | shares								1,000,000
Bonus common stock allocated for each share held (in shares) | shares								1
Subsequent Event [Member] | Series A Preferred [Member]
Approval of Business Combination [Abstract]
Convertible notes conversion of common stock (in shares) | shares							5,088,944
Subsequent Event [Member] | Series B Preferred [Member]
Approval of Business Combination [Abstract]
Convertible notes conversion of common stock (in shares) | shares							4,584,202
Subsequent Event [Member] | Series Seed Preferred [Member]
Approval of Business Combination [Abstract]
Convertible notes conversion of common stock (in shares) | shares							6,911,715
Subsequent Event [Member] | Equity Financing Facility [Member] | Maximum [Member]
Equity Financing Facility [Abstract]
Aggregate principal amount of common shares								$ 50,000,000.0
Subsequent Event [Member] | Convertible Notes [Member]
Convertible Notes [Abstract]
Maturity period of convertible notes								24 months
Aggregate principal							$ 11,000,000.0
Maturity date of convertible notes	Jun. 14, 2024
Discount issued on convertible notes							$ 1,000,000.0
Interest rate on convertible notes							6.00%
Approval of Business Combination [Abstract]
Convertible notes conversion of common stock (in shares) | shares		730,493
Share price (in dollars per share) | $ / shares		$ 10.00
Repayment of principal		$ 7,000,000.0
Outstanding interest		$ 304,900
Completion of Business Combination [Abstract]
Net proceeds	$ 12,000,000.0
Gross proceeds	24,900,000
Convertible notes							$ 7,000,000.0
Amount of unredeemed shares from TCAC trust	8,800,000
PIPE proceeds	6,100,000
Amount from senior secured original issue discount convertible promissory note	$ 10,000,000.0
Common Stock Purchase Agreement [Abstract]
Amount of purchase agreement of common shares							$ 50,000,000.0
Par value (in dollars per share) | $ / shares							$ 0.0001
Preferred Stock [Abstract]
Conversion rate							1
Subsequent Event [Member] | Convertible Notes [Member] | Global Institutional Investor [Member]
Convertible Notes [Abstract]
Maturity period of convertible notes								24 months
Initial tranche closure								$ 11,000,000.0
Second tranche closure								5,000,000.0
Term of closure of agreement			60 days
Subsequent Event [Member] | Convertible Notes [Member] | Global Institutional Investor [Member] | Maximum [Member]
Convertible Notes [Abstract]
Aggregate principal								$ 16,000,000.0